Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities
Loss before income tax	$ (322,944)	$ (590,254)
Adjustments for:
- Prepaid forward purchase agreement written-off	969
- Depreciation of property, plant and equipment	781,394	758,519
- Amortisation of intangible assets	559,340	426,515
- Interest income	(3)	(12,002)
- Interest expense	147,128	158,912
- Loss/(gain) on disposal of property, plant and equipment		1,795
- Foreign exchange adjustment	(191,391)	312,051
Total adjustments	974,493	1,055,536
Changes in operating assets and liabilties :
- Trade and other receivables	40,746	(687,016)
- Inventories	(14,498)	153,252
- Trade and other payables	(1,043,521)	167,205
Net cash (used in)/generated by operating activities	(42,780)	688,977
Cash flows from investing activities
Purchase of property, plant and equipment	(38,697)	(115,334)
Proceeds from disposal of property, plant and equipment		1,352
Additions to intangible assets	(653,849)	(633,912)
Interest received	3	12,002
Net cash used in investing activities	(692,543)	(735,892)
Changes from financing cash flows:
Proceeds from bank borrowings	747,197	2,246,518	$ 3,596,071
Repayment of bank borrowings	(1,691,453)	(1,831,341)
Shares issuance	2,459,675	753,590
Repayment of underwriting fees	(600,000)
Repayments of lease liabilities	(143,228)	(57,718)
Interest paid	(147,128)	(158,912)
Net cash provided by financing activities	625,063	952,137
Net (decrease)/increase in cash and bank balances	(110,260)	905,222
Cash and cash equivalents
Beginning of the financial year	366,761	252,399	252,399
End of the financial period	256,501	1,157,621	366,761
Beginning balance	7,945,285	8,055,976	8,055,976
Changes from financing cash flows:
Repayment of bank loans	(1,691,453)		(3,775,481)
Principal element of lease payments	(143,228)		(185,536)
Borrowing cost paid	(147,128)		(388,717)
Total change from financing cash flows	(1,234,612)		(753,663)
Other changes:
Exchange adjustments	(183,656)		246,025
Lease modification			8,230
Interest expenses	147,128		388,717
Total other changes	(36,528)		642,972
Ending balance	6,674,145		7,945,285
Lease liabilities [member]
Adjustments for:
- Interest expense	26,129	28,492
Changes from financing cash flows:
Proceeds from bank borrowings
Cash and cash equivalents
Beginning balance	2,166,806	2,257,335	2,257,335
Changes from financing cash flows:
Repayment of bank loans
Principal element of lease payments	(143,228)		(185,536)
Borrowing cost paid	(26,129)		(55,934)
Total change from financing cash flows	(169,357)		(241,470)
Other changes:
Exchange adjustments	(21,719)		86,777
Lease modification			8,230
Interest expenses	26,129		55,934
Total other changes	4,410		150,941
Ending balance	2,001,859		2,166,806
Long-term borrowings [member]
Changes from financing cash flows:
Proceeds from bank borrowings	747,197		3,596,071
Cash and cash equivalents
Beginning balance	5,778,479	$ 5,798,641	5,798,641
Changes from financing cash flows:
Repayment of bank loans	(1,691,453)		(3,775,481)
Principal element of lease payments
Borrowing cost paid	(120,999)		(332,783)
Total change from financing cash flows	(1,065,255)		(512,193)
Other changes:
Exchange adjustments	(161,937)		159,248
Lease modification
Interest expenses	120,999		332,783
Total other changes	(40,938)		492,031
Ending balance	$ 4,672,286		$ 5,778,479